Accounts Payable - Additional Information (Detail) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Payables and Accruals [Abstract]
Accounts payable to officers	$ 17,506	$ 117,961	$ 101,691